GOLDMAN SACHS TRUST

Goldman Sachs Domestic Equity Funds

Goldman Sachs CORESM Domestic Equity Funds

Class A, B and C Shares

Institutional Shares
Service Shares

Supplement dated April 25, 2003 to the

Prospectuses dated December 20, 2002

Previously, Goldman Sachs Asset Management, a business unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), served as the investment adviser of the Balanced Fund, Growth and Income Fund, CORESM Large Cap Value Fund, CORESM Large Cap Growth Fund, CORESM Small Cap Equity Fund, Strategic Growth Fund, Growth Opportunities Fund, Mid Cap Value Fund, Small Cap Value Fund, Large Cap Value Fund, Research Select FundSM and Concentrated Growth Fund (the “Funds”). In April, Goldman Sachs Asset Management, L.P. (“GSAM”) assumed Goldman Sachs Asset Management’s investment advisory responsibilities for the Funds. The fees payable under the Management Agreement with respect to the Funds, and the personnel who manage each Fund, did not change as a result of GSAM’s assumption of responsibilities. GSAM, formerly called Goldman Sachs Funds Management, L.P., has been registered as an investment adviser with the Securities and Exchange Commission since 1990, is an affiliate of Goldman Sachs and currently serves as investment adviser to the CORESM U.S. Equity Fund and Capital Growth Fund. GSAM is located at 32 Old Slip, New York, NY 10005.

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GOLDMAN SACHS TRUST

Goldman Sachs International Equity Funds

Class A, B and C Shares

Institutional Shares
Service Shares

Supplement dated April 25, 2003 to the

Prospectuses dated December 20, 2002

Previously, Goldman Sachs Asset Management, a business unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), served as the investment adviser of the CORESM International Equity Fund (the “Fund”). In April, Goldman Sachs Asset Management, L.P. (“GSAM”) assumed Goldman Sachs Asset Management’s investment advisory responsibilities for the Fund. The fees payable under the Management Agreement with respect to the Fund, and the personnel who manage the Fund, did not change as a result of GSAM’s assumption of responsibilities. GSAM, formerly called Goldman Sachs Funds Management, L.P., has been registered as an investment adviser with the Securities and Exchange Commission since 1990 and is an affiliate of Goldman Sachs. GSAM is located at 32 Old Slip, New York, NY 10005.

In addition, the address of Goldman Sachs Asset Management International listed under section “Service Providers—Investment Advisers” is hereby revised as follows:

Christchurch Court
10-15 Newgate Street
London, England EC1A 7HD

Additionally, under “Service Providers—Fund Managers,” the information for the London-Based Portfolio Management Team is revised to delete Gabriella Antici.

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